COMMITMENTS AND CONTINGENCIES - Operating Lease Commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating lease commitments
2017	¥ 41,852
2018	26,050
2019	8,400
2020	6,526
2021 and thereafter	3,496
Total	86,324
Rental expenses	50,946	¥ 48,760	¥ 46,066
Office Premises
Operating lease commitments
2017	36,013
2018	25,696
2019	8,184
2020	6,486
2021 and thereafter	3,466
Total	79,845
Office equipment
Operating lease commitments
2017	5,839
2018	354
2019	216
2020	40
2021 and thereafter	30
Total	¥ 6,479